Severance, acquisition and other costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Severance, acquisition and other costs

Note 6	Severance, acquisition and other costs

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Severance	(134)	(83)
Acquisition and other	(66)	(11)
Total severance, acquisition and other costs	(200)	(94)
Severance costs
Severance costs consist of charges related to involuntary and voluntary employee terminations.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations, costs relating to litigation and regulatory decisions, when they are significant, and other costs.
Subsequent to year end, BCE announced a reduction of its workforce by approximately 4,800 positions, or 9% of all BCE employees in 2024, which could result in severance payments up to approximately $400 million.